Accounts payable and accrued liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Accounts payable and accrued liabilities
Summary of accounts payable and accrued liabilities

	September 30,	March 31,
	2024	2024
Trade payables	805,613	562,352
Accrued liabilities	12,019	125,951
Provisions	40,926	66,899
Total	858,558	755,202

	March 31,	March 31,
	2024	2023
Trade payables	562,352	1,628,143
Accrued liabilities	125,951	162,557
Provisions	66,899	—
Total	755,202	1,790,700